Long-term Debt - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Sep. 30, 2017 USD ($) Vessel Note $ / Note	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Vessel Note $ / Note	Sep. 30, 2016 USD ($)	Dec. 31, 2016	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Repurchase amount of senior unsecured notes		$ 0	$ 0	$ 3,122,000	$ 0
Number of vessels for which waiver obtained | Vessel		2		2
Period of vessel unemployment resulting in waiver termination				90 days
Early repayment of debt				$ 7,700,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Weighted average rate of interest, including the margin		3.50%		3.50%		3.20%
One Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.20%		1.20%		0.80%
Three Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.30%		1.30%		1.00%
Six Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.50%		1.50%		1.20%
LIBOR plus margin [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument description				At September 30, 2017, the one month, three month and six month average LIBOR was 1.2%, 1.3% and 1.5%, respectively (December 31, 2016 – 0.8%, 1.0% and 1.2%, respectively) and the margins ranged between 0.4% and 4.8% (December 31, 2016 – 0.4% and 4.8%)
LIBOR plus margin [Member] | Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin				0.40%		0.40%
LIBOR plus margin [Member] | Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin				4.80%		4.80%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	$ 120,000,000
Credit facilities, potential maximum aggregate borrowings	150,000,000
Credit facilities, potential increase in commitments	$ 30,000,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument description				At September 30, 2017, the one month average LIBOR was 1.2% (December 31, 2016 – 0.8%) and the margins ranged between 0.5% and 1.4% (December 31, 2016 – 0.5% and 1.3%)
Weighted average rate of interest, including the margin		1.80%		1.80%		1.40%
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin				0.50%		0.50%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin				1.40%		1.30%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.20%		1.20%		0.80%
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Maximum repurchase amount							$ 10,000,000
Notes, maturity date				Apr. 30, 2019
Repurchase of senior unsecured notes | Note		0		124,885
Issue price per note | $ / Note		25		25
Repurchase amount of senior unsecured notes		$ 0		$ 3,122,000
Export-Import Bank Of Korea [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin				0.70%
Term loan principal outstanding amount		$ 81,481,000		$ 81,481,000